--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 AUGUST 31, 2002
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                                   VALUE LINE

                                   TAX EXEMPT

                                   FUND, INC.




                                     [LOGO]
                                   VALUE LINE
                              NO-LOAD MUTUAL FUNDS


INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o NFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Charles Heebner
                       VICE PRESIDENT
                       Bradley T. Brooks
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER


AN INVESTMENT IN THE VALUE LINE TAX EXEMPT FUND, INC. MONEY MARKET PORTFOLIO IS NOT GUARANTEED OR INSURED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THIS PORTFOLIO WILL MAINTAIN ITS $1.00 PER SHARE NET ASSET VALUE.

THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS OPINION THEREON.

THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                         #523571

THE VALUE LINE TAX EXEMPT FUND, INC.
                                                               TO OUR VALUE LINE
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

During the past six months ended August 31, 2002 prices of fixed-income securities increased as interest rates declined. Long-term, tax-exempt interest rates, as measured by the Bond Buyer's 40-Bond Index(1), dropped from 5.25% on February 28, 2002 to 5.12% on August 30, 2002. During this same period, long-term taxable rates, as measured by the 30-year Treasury bond, dropped from 5.42% to 4.93%. The drop in interest rates was the result of slow economic growth, limited inflation and a weak stock market. The Federal Reserve left the Federal Funds rate unchanged at 1.75% since December, 2001 in response to the slow economic growth and low inflation.

For the eight months ended August 31, 2002, tax-exempt bonds have outperformed taxable bonds. For this time frame, the Lehman Brothers Municipal Bond Index(2) was up 7.25% compared to 6.82% for the Lehman Brothers Aggregate Bond Index(3). This superior performance was surprising despite the record-setting pace of issuance of new tax-exempt bonds. The positive returns of bonds for the past three years versus the negative returns of stocks has created an increased awareness of the importance of asset diversification and the advantages of tax-exempt income. The huge supply of tax-exempt bonds was easily absorbed by individual and institutional investors as they reallocated assets into bonds from stocks.

NATIONAL BOND PORTFOLIO

The primary objective of the Value Line Tax Exempt National Bond Portfolio is to provide investors with maximum income exempt from federal income taxes, without undue risk to principal(4). For the six months ended August 31, 2002, the Portfolio's total return was 3.09%, while the total return of the Lehman Brothers Municipal Bond Index was 4.17%. Since its inception in March 1984, the total return for the National Bond Portfolio, assuming the reinvestment of all dividends over that period, was 285.03%. This is equivalent to an average annual total return of 7.58%(5).

Your Fund's management continues to emphasize bonds with high quality and call protection(7) in order to maintain and maximize shareholder income without sacrificing safety of principal. Over 91% of the Portfolio's bonds are rated A or better by the major credit agencies, such as Moody's Investors Service and Standard & Poor's Corporation. In addition, 18% of the portfolio is invested in noncallable bonds, with higher coupons. Non-callable means that the issuer cannot redeem the bond prior to maturity and provides the investor with the interest income until maturity. Non-callable bonds avoid the risk of reinvesting proceeds from called bonds at lower interest rates. Management continually monitors the portfolio's duration so as to maintain the duration within a range close to the Lehman Brothers Municipal Bond Index.

MONEY MARKET PORTFOLIO

The objective of the Tax Exempt Money Market Portfolio is to preserve principal by investing in high-quality, tax-exempt short-term securities that have a high degree of liquidity so as to ensure a constant net asset value of $1.00(4)(6) per share. The portfolio consists only of securi- ties that carry the highest two ratings of the major credit-rating agencies. The 7-day average yield was 0.34% as of August 31, 2002, which is equivalent to a 0.55% taxable yield for those in the 38.6% tax bracket.

All short-term rates declined in the six months ended August 31, 2002. Short-term, tax-exempt rates, as measured by the Bond Buyer's One-year Note Index, fell from 1.53% on February 28, 2002 to 1.42% on August 30, 2002. During this same period of time, the yield on the one-year Treasury Index decreased from 2.25% to 1.74%.

The municipal bond market is one of the most fragmented and complex sectors of the American capital markets. We believe that most investors seeking tax-free income are best served by a mutual fund, whose benefits include professional management, diversification, liquidity, low


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2

                                            THE VALUE LINE TAX EXEMPT FUND, INC.
TAX EXEMPT FUND SHAREHOLDERS
--------------------------------------------------------------------------------

transaction costs, accurate record-keeping, automatic reinvestment of dividends, and availability of shares in small-dollar amounts. In addition to these features, The Value Line Tax Exempt Fund has the additional advantage of carrying no sales or redemption fees.

We thank you for your continued confidence in Value Line, and we look forward to serving your investment needs in the future.

                                        Sincerely,

                                        /s/ Jean Bernhard Buttner

                                        Jean Bernhard Buttner
                                        CHAIRMAN and PRESIDENT


October 7, 2002


--------------------------------------------------------------------------------
(1) THE BOND BUYER'S 40-BOND INDEX IS A BENCHMARK INDEX FOR LONG-TERM TAX-EXEMPT BONDS ONLY. IT HAS AN AVERAGE MATURITY OF ABOUT 30 YEARS AND IS USED IN COMPARISON TO THE 30-YEAR TAXABLE BOND MARKET AS REPRESENTED BY THE 30-YEAR TREASURY BOND.
(2) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A TOTAL-RETURN PERFORMANCE BENCHMARK FOR THE LONGTERM, INVESTMENT-GRADE, TAX-EXEMPT BOND MARKET. INVESTMENT-GRADE BONDS ARE RATED BAA OR HIGHER BY MOODY'S OR BBB OR HIGHER BY STANDARD & POOR'S. RETURNS AND ATTRIBUTES FOR THE INDEX ARE CALCULATED SEMI-MONTHLY USING APPROXIMATELY 25,000 MUNICIPAL BONDS, WHICH ARE PRICED BY MULLER DATA CORPORATION. THE RETURNS FOR THE INDEX DO NOT REFLECT CHARGES, EXPENSES, OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.
(3) THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS REPRESENTATIVE OF THE BROAD FIXED-INCOME MARKET. IT INCLUDES GOVERNMENT, INVESTMENT-GRADE CORPORATE, AND MORTGAGE-BACKED BONDS. THE RETURNS FOR THE INDEX DO NOT REFLECT EXPENSES, WHICH ARE DEDUCTED FROM THE FUND'S RETURNS, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.
(4) INCOME FROM BOTH PORTFOLIOS MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.
(5) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID.
(6) AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.
(7) CALL-PROTECTION REFERS TO THE INHABILITY OF THE ISSUER TO REDEEM A BOND FOR A NUMBER OF YEARS AFTER BEING ISSUED BUT PRIOR TO MATURITY.


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                                                                               3

THE VALUE LINE TAX EXEMPT FUND, INC.

--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The economic recovery continues to chart an uneven path. After starting the year strongly, with the gross domestic product surging by 5.0% in first quarter, growth slackened in the April-to-June period, with GDP gaining just 1.3%. The upturn then stepped up a notch during the summer months, underpinned by a resilient housing sector and healthy spending levels in several other key consumer markets, including the auto industry. Now, the expansion is slowing again, with declining consumer confidence levels, a cautious employment outlook, and concerns about a war with Iraq putting pressure on consumer spending. The capital goods markets are also soft, as they have been throughout the year. The Federal Reserve, watchful for signs of a faltering rate of growth, now appears poised to reduce interest rates later this year.

All told, we now project that GDP growth for the final six months of 2002 will average a modest 3%, or so. In 2003, the likely benefits of still-lower interest rates, the expected resolution of the ongoing conflict with Iraq, and the emergence of the beleaguered capital goods sector from its extended slump should combine to produce a more inclusive business expansion, with aggregate growth moving up into the 3%-4% range.

Inflation, meantime, remains muted, thanks, in part, to continued stable labor costs. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery road over the next year or two, some modest increases in pricing pressures may evolve. Absent a more vigorous business recovery than we now project, or a prolonged rise in oil prices stemming from a more extended conflict with Iraq than most are forecasting, inflation should remain on the modest side through 2003, and perhaps, beyond.

PERFORMANCE DATA:*

                                       NATIONAL BOND                                                   MONEY MARKET
                                         PORTFOLIO                                                       PORTFOLIO
                                 ------------------------                                         ----------------------
                                  AVERAGE     GROWTH OF                                            AVERAGE   GROWTH OF
                                   ANNUAL     AN ASSUMED                                            ANNUAL   AN ASSUMED
                                   TOTAL      INVESTMENT                                            TOTAL    INVESTMENT
                                   RETURN     OF $10,000                                            RETURN   OF $10,000
                                 ------------------------                                         ----------------------
 1 year ended 8/31/02 ........      4.36%      $10,436       1 year ended 8/31/02 ...............    0.48%    $10,048
 5 years ended 8/31/02 .......      5.30%      $12,947       5 years ended 8/31/02 ..............    2.03%    $11,059
10 years ended 8/31/02 .......      5.62%      $17,283      10 years ended 8/31/02 ..............    2.18%    $12,402
                                                                                                  ----------------------
                                                             7 day current yield (8/31/02)(1) ...    0.33%


--------------------------------------------------------------------------------
 * THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDES DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.

(1) THE FUND'S CURRENT YIELD REFERS TO THE INCOME GENERATED BY AN INVESTMENT IN THE FUND OVER A SEVEN-DAY PERIOD, WHICH IS THEN ANNUALIZED. THE YIELD QUOTATION MORE CLOSELY REFLECTS THE EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.


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4

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)                              AUGUST 31, 2002
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                               NATIONAL BOND PORTFOLIO                          RATING        VALUE
-----------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (89.6%)

                ALABAMA (0.6%)
 $1,055,000     Colbert County - Northwest, Health Care Authority, Hospital
                 Revenue Refunding, Helen Keller Hospital, 8.75%, 6/1/09 ............         NR(4)   $ 1,067,438

                ALASKA (5.6%)
                Housing Finance Corp.:
  1,445,000     Collateralized Veteran's Mortgage Revenue, 1st Ser.,
                 6.00%, 6/1/15 ......................................................        Aaa        1,561,857
    570,000     General Mortgage Revenue, Ser. A, 6.00%, 12/1/40 ....................        Aaa          599,851
  1,755,000     Mortgage Revenue, Refunding, Ser. A-1, 5.50%, 12/1/17 ...............        Aaa        1,840,170
  1,000,000     International Airports Revenues, Ser. B, 5.75%, 10/1/17 .............        Aaa        1,116,740
  4,000,000     Northern Tobacco Securitization Corp., Asset Backed Revenue,
                 6.20%, 6/1/22 ......................................................        Aa3        4,078,320
                                                                                                      -----------
                                                                                                        9,196,938
                                                                                                      -----------
                ARIZONA (5.4%)
  3,575,000     Greenlee County, Industrial Development Authority, Pollution
                 Control Revenue, Refunding, Phelps Dodge Corp. Project,
                 5.45%, 6/1/09 ......................................................       Baa3        3,447,587
  3,080,000     Maricopa County, Industrial Development Authority, Single-Family
                 Mortgage Revenue, Ser. 1998 B, 6.20%, 12/1/30 ......................        Aaa        3,365,670
  1,800,000     Phoenix Civic Improvement Corp., Airport Revenue, Senior Lien,
                 Ser. B, 5.75%, 7/1/16 ..............................................        Aaa        1,984,644
                                                                                                      -----------
                                                                                                        8,797,901
                                                                                                      -----------
                COLORADO (0.6%)
    800,000     Platte River Power Authority, Electric Revenue, 6.00%, 6/1/18 .......        AAA*         940,174

                DISTRICT OF COLUMBIA (3.2%)
    885,000     District of Columbia, Revenue, World Wildlife Fund,
                 Ser. A, 6.00%, 7/1/17 ..............................................        Aaa          997,395
  2,000,000     District of Columbia, Settlement Financing Corp., Asset Backed
                 Revenue, 6.25%, 5/15/24 ............................................         A1        2,009,880
  2,000,000     Metropolitan Washington DC Airport Authority,
                 Ser. A, 5.75%, 10/1/16 .............................................        Aaa        2,207,640
                                                                                                      -----------
                                                                                                        5,214,915
                                                                                                      -----------

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                                                                               5

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                               NATIONAL BOND PORTFOLIO                          RATING        VALUE
-----------------------------------------------------------------------------------------------------------------
                FLORIDA (1.3%)
 $1,000,000     Collier County, School Board, Certificates of Participation,
                 5.375%, 2/15/21 ....................................................        Aaa      $ 1,058,880
  1,150,000     Pinellas County, Housing Finance Authority, Single Family
                 Mortgage Revenue, 5.30%, 9/1/21 ....................................        Aaa        1,175,841
                                                                                                      -----------
                                                                                                        2,234,721
                                                                                                      -----------
                HAWAII (2.1%)
  2,000,000     Department of Budget and Finance, Special Purpose Mortgage
                 Revenue, Kapiolani Health Care System, 6.40%, 7/1/13 ...............        Aaa        2,428,440
    990,000     Housing and Community Development Corp., Single Family
                 Mortgage Revenue, Ser. A, 5.30%, 7/1/22 ............................        Aaa        1,001,553
                                                                                                      -----------
                                                                                                        3,429,993
                                                                                                      -----------
                ILLINOIS (9.1%)
  3,290,000     Chicago O'Hare International Airport Revenue, Second
                 Lien-Passenger Facility, Ser. B, 5.50%, 1/1/15 .....................        Aaa        3,623,474
  1,300,000     Chicago Single Family Mortgage Revenue, Collateralized,
                 Ser. C-1, 6.30%, 9/1/29 ............................................        Aaa        1,439,685
    960,000     Development Finance Authority, Pollution Control Revenue,
                 Commonwealth Edison Project, 5.85%, 1/15/14 ........................        AAA*       1,110,509
  2,000,000     Development Finance Authority, Solid Waste Disposal Revenue,
                 Waste Management Inc. Project, 5.05%, 1/1/10 .......................        BBB*       1,944,940
  2,000,000     Educational Facilities Authority Revenue, DePaul University,
                 5.50%, 10/1/17 .....................................................        Aaa        2,176,560
  1,500,000     Illinois State, General Obligations Unlimited, First Series,
                 5.375%, 7/1/20 .....................................................        Aaa        1,589,835
  2,865,000     Kane County, General Obligations Unlimited, 5.50%, 1/1/16 ...........        Aaa        3,113,138
                                                                                                      -----------
                                                                                                       14,998,141
                                                                                                      -----------
                INDIANA (2.4%)
  3,000,000     Office Building Commission, Capital Complex, Revenue,
                 Ser. B, 7.40%, 7/1/15 ..............................................        Aaa        3,961,050

                IOWA (4.4%)
  6,095,000     Muscatine, Electric Revenue, 6.70%, 1/1/13 ..........................        Aaa        7,190,576

                LOUISIANA (0.5%)
    650,000     Gas and Fuels Tax Revenue, Ser. A, 5.375%, 6/1/21 ...................        Aaa          684,483

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6

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                                 AUGUST 31, 2002
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                               NATIONAL BOND PORTFOLIO                          RATING        VALUE
-----------------------------------------------------------------------------------------------------------------
                MARYLAND (2.3%)
 $3,640,000     Community Development Administration, Housing and Community
                 Development Revenue Refunding, Single Family Program,
                 1st Series, 5.60%, 4/1/18 ..........................................        Aa2      $ 3,835,286

                MASSACHUSETTS (2.6%)
  4,000,000     State Development Finance Agency, Revenue, Boston University,
                 Ser. P, 6.00%, 5/15/59 .............................................         A3        4,243,160

                MICHIGAN (1.3%)
  2,000,000     Housing Development Authority, Single Family Mortgage
                 Revenue, Ser. C, 5.95%, 12/1/14 ....................................        AA+*       2,107,200

                MINNESOTA (2.3%)
  1,000,000     Housing Finance Agency, Single Family Mortgage Revenue,
                 Ser. A, 5.35%, 7/1/17 ..............................................        Aaa        1,026,040
  2,690,000     Housing Finance Agency, Single Family Mortgage Revenue,
                 Ser. G, 5.20%, 1/1/17 ..............................................        Aa1        2,772,879
                                                                                                      -----------
                                                                                                        3,798,919
                                                                                                      -----------
                MISSOURI (1.6%)
  1,500,000     Housing Development Commission, Multifamily Housing
                 Revenue, Ser. II, 5.25%, 12/1/16 ...................................         AA*       1,578,465
  1,000,000     Housing Development Commission, Multifamily Housing
                 Revenue, Ser. III, 5.05%, 12/1/15 ..................................         AA*       1,031,400
                                                                                                      -----------
                                                                                                        2,609,865
                                                                                                      -----------
                NEBRASKA (0.5%)
    750,000     Investment Finance Authority, Single Family Mortgage Revenue,
                 Ser. D, 5.25%, 9/1/22 ..............................................        AAA*         753,338

                NEVADA (1.0%)
  1,605,000     Housing Division, Single Family Mortgage Revenue,
                 Ser. B-1, 5.25%, 10/1/17 ...........................................        Aaa        1,661,753

                NEW JERSEY (1.5%)
  2,500,000     Tobacco Settlement Financing Corp., Asset Backed Revenue,
                 5.75%, 6/1/32 ......................................................         A1        2,431,400

                NEW YORK (0.3%)
    500,000     Dormitory Authority, State University Facility, Lease Revenue
                 Bonds, 5.375%, 7/1/22 ..............................................        AA-*         522,295

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                                                                               7
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THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                               NATIONAL BOND PORTFOLIO                          RATING        VALUE
-----------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA (0.7%)
 $1,070,000     Housing Finance Agency, Housing Finance Program, Home
                 Mortgage Finance Program 2000 Series A, Refunding,
                 6.20%, 7/1/14 ......................................................        Aa3      $ 1,137,774

                OHIO (1.9%)
                Housing Finance Agency, Residential Mortgage Revenue,
  1,985,000      2000 Series G, 5.625%, 9/1/16 ......................................        Aaa        2,123,437
  1,000,000      Series 2002 A-2, 5.50%, 9/1/22 .....................................        Aaa        1,033,630
                                                                                                      -----------
                                                                                                        3,157,064
                                                                                                      -----------
                OREGON (1.9%)
  3,000,000     Klamath Falls, Senior Lien Electric Revenue Refunding,
                 Klamath Cogen: 5.50%,1/1/07 ........................................         NR(4)     3,119,190

                PENNSYLVANIA (2.4%)
  4,000,000     Washington County Authority, Capital Funding Revenue,
                 Capital Project and Equipment Program, 6.15%, 12/1/29 ..............        Aaa        4,614,400

                SOUTH DAKOTA (4.9%)
  1,500,000     Educational Enhancement Funding Corp., Asset Backed Revenue,
                 Ser. B, 6.50%, 6/1/32 ..............................................         A1        1,484,220
  1,500,000     Housing Development Authority, Homeownership Mortgage
                 Revenue, Ser. C, 5.35%, 5/1/22 .....................................        Aa1        1,534,215
  1,500,000     Housing Development Authority, Homeownership Mortgage
                 Revenue, Ser. D, 5.25%, 5/1/17 .....................................        Aa1        1,558,515
  1,825,000     Housing Development Authority, Homeownership Mortgage
                 Revenue, 2000 Ser. E, 6.25%, 5/1/21 ................................        Aa1        1,925,886
  1,500,000     Housing Development Authority, Homeownership Mortgage
                 Revenue, Ser. H, 5.70%, 5/1/17 .....................................        Aa1        1,590,195
                                                                                                      -----------
                                                                                                        8,093,031
                                                                                                      -----------
                TEXAS (16.6%)
  2,500,000     Brazos River Authority, Revenue, Houston Industries, Inc.
                 Ser. D, 4.90%, 10/1/15 .............................................        Aaa        2,656,575
  3,500,000     Bexar County Revenue, Venue Project, 5.75%, 8/15/22 .................        Aaa        3,853,780
  1,000,000     Dallas Independent School District, General Obligations
                 Unlimited, 5.50%, 2/15/17 ..........................................        Aaa        1,095,690
  1,085,000     Harris County Certificates of Obligation, General Obligations
                 Limited, 5.00%, 8/15/19 ............................................        Aa1        1,116,552
  3,075,000     Harris County Hospital District, Revenue Refunding, Series 1990,
                 7.40%, 2/15/10 .....................................................        Aaa        3,628,531
  1,000,000     Houston Airport System, Revenue, Sub Lien, 5.50%, 7/1/20 ............        Aaa        1,066,420

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                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                                 AUGUST 31, 2002
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                               NATIONAL BOND PORTFOLIO                          RATING        VALUE
-----------------------------------------------------------------------------------------------------------------
 $3,000,000     Lubbock, Housing Finance Corp., Single Family Mortgage
                 Revenue, Refunding, Ser. A, 8.00%, 10/1/21 .........................        AAA*    $  4,245,960
  3,000,000     Matagorda County Navigation District No. 1, Revenue Refunding,
                 Reliant Energy Project, Ser. 1999B, 5.95%, 5/1/30 ..................       Baa1        2,448,600
  2,000,000     Public Finance Authority Revenue, Southern University Financing
                 Systems, 5.50%, 11/1/17 ............................................        Aaa        2,188,100
                State Affordable Housing Corporation, Multifamily Revenue,
  1,000,000      Ser. A, 6.75%, 8/20/21 .............................................        Aaa        1,136,030
  1,500,000      Ser. A, 5.40%, 9/1/22 ..............................................        Aaa        1,547,910
  1,000,000     State Department Housing and Community Affairs, Residential
                 Mortgage Revenue, Ser. C, 4.625%, 7/1/15 ...........................        Aaa        1,024,470
  1,285,000     Tyler Health Facilities Development Corp., Hospital Revenue,
                 East Texas Medical Center, Ser. 1997D, 5.375%, 11/1/27 .............        Aaa        1,311,484
                                                                                                     ------------
                                                                                                       27,320,102
                                                                                                     ------------
                UTAH (0.3%)
    500,000     Housing Corp., Single Family Mortgage, Revenue, Ser. B-1-CL
                 111, 5.50%, 7/1/18 .................................................        Aa3          515,045

                VIRGINIA (1.0%)
  1,780,000     Pocahontas Parkway Association, Route 895 Connector, Toll Road
                 Revenue, Ser. A, 5.25%, 8/15/09 ....................................       Baa3        1,572,025

                WASHINGTON (4.8%)
  1,800,000     Grant County, Public Utility, District No. 2, Electric Revenue
                 Refunding, Ser. H, 5.375%, 1/1/18 ..................................        Aaa        1,921,698
  3,500,000     Energy Northwest, Electric Revenue Refunding, Columbia
                 Generating, Ser. A, 5.375%, 7/1/15 .................................        Aaa        3,814,160
  2,000,000     State House Finance Commission, Revenue Single Family
                 Program, Ser. 3N-R, 5.35%, 12/1/16 .................................        Aaa        2,080,340
                                                                                                     ------------
                                                                                                        7,816,198
                                                                                                     ------------
                WISCONSIN (6.1%)
  5,810,000     Badger Tobacco Securitization Corp., Asset Backed Revenue,
                 6.125%, 6/1/27 .....................................................         A1        5,711,288
  2,000,000     Housing and Economic Development Authority, Home Ownership
                 Revenue, Ser. G, 4.85%, 9/1/17 .....................................        Aa2        2,036,600
  2,125,000     State Health and Educational Authority, Revenue, Aurora
                 Healthcare, Inc. 5.25%, 8/15/17 ....................................        Aaa        2,205,134
                                                                                                     ------------
                                                                                                        9,953,022
                                                                                                     ------------
                TOTAL LONG-TERM MUNICIPAL SECURITIES
                 (Cost $141,251,197) ................................................                 146,977,397
                                                                                                     ------------

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                               NATIONAL BOND PORTFOLIO                          RATING        VALUE
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (9.4%)

 $3,900,000     Carlton, Wisconsin Pollution Control Revenue, Wisconsin Power &
                 Light Co., Project B, 1.80%, 9/1/05 ................................     VMIG-1(1)  $  3,900,000
  3,000,000     Illinois Development Financing Authority, Pollution Control
                 Revenue, Commonwealth Edison Co., Project B, 1.35%,
                 10/15/14 ...........................................................        P-1(3)     3,000,000
    600,000     Illinois Educational Facilities Authority, Revenue, Cultural Pooled
                 Financing, 1.40%, 3/1/28 ...........................................      A-1+*(3)       600,000
  2,900,000     Illinois Health Facilities Authority, Revenue, Northwestern
                 Memorial Hospital, 1.80%, 8/15/25 ..................................     VMIG-1(1)     2,900,000
  1,500,000     Metropolitan Nashville Airport Authority, Special Facilities
                 Revenue, American Airlines Project, Ser. A .........................      A-1+*(2)     1,500,000
  3,500,000     Michigan State Strategic Funding Limited, Obligation Revenue,
                 Consumers Power Co., Project A, 1.80%, 6/15/10 .....................     VMIG-1(1)     3,500,000
                                                                                                     ------------
                TOTAL SHORT-TERM MUNICIPAL SECURITIES
                 (Cost $15,400,000) .................................................                  15,400,000
                                                                                                     ------------
                TOTAL MUNICIPAL SECURITIES (99.0%)
                 (Cost $156,651,197) ................................................                 162,377,397

                CASH AND OTHER ASSETS IN EXCESS OF
                 LIABILITIES (1.0%) .................................................                   1,688,999
                                                                                                     ------------
                NET ASSETS (100.0%) .................................................                $164,066,396
                                                                                                     ============
                NET ASSET VALUE, OFFERING AND REDEMPTION
                 PRICE, PER OUTSTANDING SHARE .......................................                $      10.79
                                                                                                     ============

RATED BY MOODY'S INVESTORS SERVICE EXCEPT FOR THOSE MARKED BY AN ASTERISK (*) WHICH ARE RATED BY STANDARD & POOR'S.

VARIABLE RATE NOTES ARE CONSIDERED SHORT-TERM OBLIGATIONS. INTEREST RATES CHANGE PERIODICALLY EVERY (1) 1 DAY (2) 3 DAYS OR (3) 7 DAYS. THESE SECURITIES ARE PAYABLE ON DEMAND ON INTEREST RATE REFIX DATES AND ARE SECURED BY EITHER LETTERS OF CREDIT OR OTHER CREDIT SUPPORT AGREEMENTS FROM BANKS. THE RATES LISTED ARE AS OF AUGUST 31, 2002.

(4) SECURITY NOT RATED


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                                 AUGUST 31, 2002
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                 MONEY MARKET PORTFOLIO                           RATING         VALUE
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (100.0%)

                COLORADO (4.7%)
   $500,000     Housing Finance Authority, Multifamily Housing Revenue
                 Refunding, Greenwood Point, Ser. D, 1.35%, 10/15/16 ................      A-1+*(2)    $  500,000

                FLORIDA (2.8%)
    300,000     Jacksonville Electric Authority Revenue, Water and Sewer Systems,
                 Ser. B, 1.35%, 1/10/34 .............................................     VMIG-1(2)       300,000

                GEORGIA (0.9%)
    100,000     Hapeville, Development Authority, Adjustable Tender Industrial
                 Development Revenue, Hapeville Hotel Ltd., 1.85%, 11/1/15 ..........        P-1(1)       100,000

                ILLINOIS (42.0%)
    500,000     Chicago Board of Education, General Obligations Unlimited Tax,
                 Ser. D, 1.40%, 3/1/32 ..............................................     VMIG-1(2)       500,000
    500,000     Development Financing Authority Revenue, Chicago Educational
                 TV Association, Ser. A, 1.40%, 11/1/14 .............................     VMIG-1(2)       500,000
    500,000     Development Financing Authority Revenue, Glenwood School for
                 Boys, 1.40%, 2/1/33 ................................................     VMIG-1(2)       500,000
    500,000     Development Financing Authority Revenue,
                 World Communications, Inc. 1.40%, 8/1/15 ...........................     VMIG-1(2)       500,000
    500,000     Educational Facilities Authority, Revenue, DePaul University,
                 Ser. CP-1, 1.40%, 4/1/26 ...........................................     VMIG-1(2)       500,000
    500,000     Educational Facilities Authority, Revenue, Northwestern Project,
                 1.45%, 12/1/25 .....................................................     VMIG-1(2)       500,000
    500,000     Naperville, Revenue, Dupage Children's Museum Project,
                 1.45%, 6/1/30 ......................................................     VMIG-1(2)       500,000
    500,000     Village of Schaumburg, General Obligations Unlimited Tax,
                 Ser. B, 1.40%, 12/1/15 .............................................     VMIG-1(2)       500,000
    500,000     Village of South Barrington, Cook County, General Obligations
                 Variable Rate Demand Ser. 1998, 1.40%, 12/27/01 ....................      A-1+*(2)       500,000
                                                                                                       ----------
                                                                                                        4,500,000
                                                                                                       ----------

--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                 MONEY MARKET PORTFOLIO                           RATING         VALUE
-----------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS (9.3%)
   $500,000     State Health and Educational Facilities Authority Revenue,
                 Bentley College issue K, 1.35%, 7/1/30 .............................      A-1+*(2)    $  500,000
    500,000     State Health and Educational Facilities Authority Revenue,
                 Capital Assets Program, Ser. D, 1.85%, 1/1/35 ......................     VMIG-1(2)       500,000
                                                                                                       ----------
                                                                                                        1,000,000
                                                                                                       ----------
                MICHIGAN (4.7%)
    500,000     Grant Anticipation Notes, Ser. A, 1.30%, 9/15/08 ....................     VMIG-1(2)       500,000

                MINNESOTA (4.7%)
    500,000     State Higher Education Coordinating Board, Revenue, Supplement
                 Student Loan Program B, 1.50%, 11/1/24 .............................     VMIG-1(2)       500,000

                NORTH CAROLINA (9.3%)
    500,000     Mechlenburg County, General Obligations, Public Improvement,
                 Ser. 2000 C, 1.35%, 2/1/13 .........................................     VMIG-1(2)       500,000
    500,000     Mecklenburg County, General Obligations, Public Improvement,
                 Ser. 2000 C, 1.35%, 2/1/19 .........................................     VMIG-1(2)       500,000
                                                                                                       ----------
                                                                                                        1,000,000
                                                                                                       ----------
                OREGON (4.7%)
    500,000     Portland, Multifamily Revenue, South Park Block Project,
                 Ser. A, 1.25%, 12/1/11 .............................................      A-1+*(2)       500,000

                TENNESSEE (4.7%)
    500,000     Rutherford County Industrial Development Board, Industrial
                 Development Revenue, Series 1994, (Square D Co. Project),
                 1.40%, 4/1/17 ......................................................      A-1+*(2)       500,000

                UTAH (4.7%)
    500,000     Emery County, Pollution Control Revenue, Refunding,
                 Pacificorp Project, 1.80%, 11/1/24 .................................     VMIG-1(1)       500,000

                WISCONSIN (4.7%)
    500,000     West Allis, Variable Rate Demand Revenue Bonds, Ser. 2001,
                 State Fair Park Exposition Center, 1.43%, 9/1/28 ...................     VMIG-1(2)       500,000

--------------------------------------------------------------------------------
12

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                                 AUGUST 31, 2002
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                 MONEY MARKET PORTFOLIO                           RATING         VALUE
-----------------------------------------------------------------------------------------------------------------
                WYOMING (2.8%)
   $300,000     Lincoln County Pollution Control Revenue, Exxon Project,
                 Ser. B, 1.90%, 7/1/17 ..............................................        P-1(1)   $   300,000
                                                                                                      -----------
                TOTAL SHORT-TERM MUNICIPAL SECURITIES (100.0%)
                 (Cost $10,700,000) .................................................                 $10,700,000

                LIABILITIES LESS CASH AND OTHER ASSETS (0.0%) .......................                      (3,070)
                                                                                                      -----------
                NET ASSETS (100.0%) .................................................                 $10,696,930
                                                                                                      ===========
                NET ASSET VALUE, OFFERING AND REDEMPTION
                 PRICE, PER OUTSTANDING SHARE .......................................                 $      1.00
                                                                                                      ===========

RATED BY MOODY'S INVESTORS SERVICE EXCEPT FOR THOSE MARKED BY AN ASTERISK (*) WHICH ARE RATED BY STANDARD & POOR'S.

VARIABLE RATE NOTES ARE CONSIDERED SHORT-TERM OBLIGATIONS. INTEREST RATES CHANGE PERIODICALLY EVERY (1) 1 DAY OR (2) 7 DAYS. THESE SECURITIES ARE PAYABLE ON DEMAND ON INTEREST RATE REFIX DATES AND ARE SECURED BY EITHER LETTERS OF CREDIT OR OTHER CREDIT SUPPORT AGREEMENTS FROM BANKS. THE RATES LISTED ARE AS OF AUGUST 31, 2002.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE LINE TAX EXEMPT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
AT AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                PORTFOLIO
                                                         -----------------------
                                                          NATIONAL      MONEY
                                                            BOND        MARKET
                                                         -----------------------
                                                             (IN THOUSANDS)
ASSETS:
Investment securities, at value
   (cost $156,651 and amortized
   cost $10,700) ....................................    $ 162,377     $  10,700
Cash ................................................           56            --
Receivable for capital shares sold ..................        1,801            18
Interest receivable .................................        1,789            12
Receivable for securities sold ......................        1,265            --
                                                         -----------------------
TOTAL ASSETS ........................................      167,288        10,730
                                                         -----------------------
LIABILITIES:
Payable for securities purchased ....................        2,148            --
Capital shares repurchased ..........................          708             2
Dividends payable to shareholders ...................          148            --
Accrued expenses:
  Advisory fee ......................................           67             5
  Service and distribution plan
     fees payable ...................................           34            --
  Other .............................................          117            26
                                                         -----------------------
TOTAL LIABILITIES ...................................        3,222            33
                                                         -----------------------
NET ASSETS ..........................................    $ 164,066     $  10,697
                                                         =======================
NET ASSETS
Capital stock, at $.01 par value
   (Authorized 65,000,000 shares
   and 125,000,000 shares,
   respectively; outstanding
   15,203,210 shares and
   10,713,823 shares, respectively) .................    $     152     $     107
Additional paid-in capital ..........................      159,072        10,589
Overdistributed net investment
   income ...........................................           (4)           --
Accumulated net realized gain (loss)
   on investments ...................................         (880)            1
Net unrealized appreciation of
   investments ......................................        5,726            --
                                                         ---------     ---------
NET ASSETS ..........................................    $ 164,066     $  10,697
                                                         =========     =========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE, PER
   OUTSTANDING SHARE ................................    $   10.79     $    1.00
                                                         =========     =========

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                PORTFOLIO
                                                         -----------------------
                                                          NATIONAL      MONEY
                                                            BOND        MARKET
                                                         -----------------------
                                                              (IN THOUSANDS)
INVESTMENT INCOME:
Interest ............................................    $   3,855     $      81
EXPENSES:
Advisory fee ........................................          392            29
Service and distribution plan fee ...................          196            14
Transfer agent fees .................................           30            11
Audit and legal fees ................................           34             4
Registration and filing fees ........................           15             5
Custodian fees ......................................           15             2
Director's fees and expenses ........................           11             1
Printing and stationary .............................            7             3
Postage .............................................            7             2
Other ...............................................            9             2
                                                         -----------------------
     Total expenses before fees
        waived and custody credits ..................          716            73
     Less: service and distribution
        plan fee waived .............................            0           (14)
     Less: custody credits ..........................           (6)           (1)
                                                         -----------------------
     Net Expenses ...................................          710            58
                                                         -----------------------
NET INVESTMENT INCOME ...............................    $   3,145     $      23

REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS
     Net Realized Gain ..............................          498             1
     Net Change in Net Unrealized
        Appreciation ................................        1,302            --
     Net Increase from Payments
        made by Adviser .............................           --            10
                                                         -----------------------
NET REALIZED GAIN AND CHANGE IN
   NET UNREALIZED APPRECIATION ON
   INVESTMENTS ......................................         1800            11
                                                         -----------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS .......................................    $   4,945     $      34
                                                         =======================


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14

                                                VALUE LINE TAX EXEMPT FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED AUGUST 31, 2002 (UNAUDITED) AND FOR THE YEAR ENDED FEBRUARY 28, 2002
-----------------------------------------------------------------------------------------------------------

                                                          NATIONAL BOND                 MONEY MARKET
                                                            PORTFOLIO                     PORTFOLIO
                                                    -------------------------------------------------------
                                                    SIX MONTHS      YEAR          SIX MONTHS      YEAR
                                                      ENDED         ENDED           ENDED         ENDED
                                                    AUGUST 31,   FEBRUARY 28,     AUGUST 31,   FEBRUARY 28,
                                                       2002         2002             2002          2002
                                                    -------------------------------------------------------
                                                                 (DOLLARS IN THOUSANDS)
 Net investment income ........................     $   3,145      $   6,724      $      23      $     146
 Net realized gain on investments .............           498          1,318              1             --
 Change in unrealized appreciation ............         1,302          1,521             --             --
 Net increase from payments made
  by Adviser ..................................            --             --             10             --
                                                    ------------------------------------------------------
 Net increase in net assets
  from operations .............................         4,945          9,563             34            146
                                                    ------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income ........................        (3,149)        (6,628)           (23)          (146)
                                                    ------------------------------------------------------
 Net decrease in net assets
  from distributions ..........................        (3,149)        (6,628)           (23)          (146)
                                                    ------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares .............        84,597        109,183          2,807          6,482
 Net proceeds from reinvestment of
  distributions to shareholders ...............         2,188          4,532             23            146
 Cost of shares repurchased ...................       (86,643)      (112,661)        (3,837)        (8,093)
                                                    ------------------------------------------------------
 Net increase (decrease) in net assets
  from capital share transactions .............           142          1,054         (1,007)        (1,465)
                                                    ------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .......         1,938          3,989           (996)        (1,465)
NET ASSETS:
 Beginning of period ..........................       162,128        158,139         11,693         13,158
                                                    ------------------------------------------------------
 End of period ................................     $ 164,066      $ 162,128      $  10,697      $  11,693
                                                    ======================================================
OVERDISTRIBUTED (UNDISTRIBUTED)
 NET INVESTMENT INCOME ........................     $      (4)     $     203      $      --      $      --
                                                    ======================================================


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Value Line Tax Exempt Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of the National Bond and Money Market Portfolios. The primary investment objective of the National Bond Portfolio is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The primary objective of the Money Market Portfolio is to preserve principal and provide income by investing in high-quality, tax-exempt money market instruments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION: National Bond Portfolio -- The investments are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

Money Market Portfolio -- Securities are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized capital gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940. The rule requires that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality, with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) DISTRIBUTIONS: It is the policy of the Fund to declare dividends daily from net investment income. In the Money Market Portfolio, dividends are automatically reinvested each day in additional shares. Dividends credited to a shareholder's account in the National Bond Portfolio are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains in either Portfolio at least annually.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.


--------------------------------------------------------------------------------
16

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                                 AUGUST 31, 2002
--------------------------------------------------------------------------------

(C) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax or excise tax is required.

(D) INVESTMENTS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis. Prior to March 1, 2001, the Fund recognized market discount when the securities were disposed. As required, effective March 1, 2001, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide, Audits of Investment Companies, and began to amortize discount on all securities. The cumulative effect of this accounting change had no impact on total net assets of the National Bond Fund, but resulted in an increase of $108,592 in the recorded cost of investments and a corresponding decrease in net unrealized appreciation, based on securities held by the Fund on February 28, 2001.

Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) EXPENSES: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses that are applicable to both Portfolios are allocated between them.

2. CAPITAL SHARE TRANSACTIONS

Transactions in capital stock were as follows:

                                              NATIONAL BOND PORTFOLIO
                                          ------------------------------
                                            SIX MONTHS
                                               ENDED         YEAR ENDED
                                          AUGUST 31, 2002   FEBRUARY 28,
                                            (UNAUDITED)        2002
                                          ------------------------------
                                                 (IN THOUSANDS)
Shares sold ........................           7,934           10,322
Shares issued to
   shareholders in
   reinvestment of
   distributions ...................             206              428
                                          ------------------------------
                                               8,140           10,750
Shares repurchased .................          (8,118)         (10,616)
                                          ------------------------------
Net increase .......................              22              134
                                          ==============================

                                              MONEY MARKET PORTFOLIO
                                          ------------------------------
                                            SIX MONTHS
                                               ENDED         YEAR ENDED
                                          AUGUST 31, 2002   FEBRUARY 28,
                                            (UNAUDITED)         2002
                                          ------------------------------
                                                 (IN THOUSANDS)
Shares sold ........................           2,807            6,482
Shares issued to
   shareholders in
   reinvestment of
   distributions ...................              23              146
                                          ------------------------------
                                               2,830            6,628
Shares repurchased .................          (3,837)          (8,093)
                                          ------------------------------
Net decrease .......................          (1,007)          (1,465)
                                          ==============================


--------------------------------------------------------------------------------

THE VALUE LINE TAX EXEMPT FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of municipal securities were as follows:

                                              NATIONAL BOND
                                                PORTFOLIO
                                             ---------------
                                                SIX MONTHS
                                                  ENDED
                                             AUGUST 31, 2002
                                               (UNAUDITED)
                                             ---------------
                                             (IN THOUSANDS)
PURCHASES:
Long-term obligations .......................    $ 82,902
Short-term obligations ......................     101,395
                                                 --------
                                                 $184,297
                                                 ========
MATURITIES OR SALES:
Long-term obligations .......................    $ 87,011
Short-term obligations ......................     100,795
                                                 --------
                                                 $187,806
                                                 ========

                                               MONEY MARKET
                                                 PORTFOLIO
                                              ---------------
                                                SIX MONTHS
                                                   ENDED
                                              AUGUST 31, 2002
                                                (UNAUDITED)
                                              ---------------
                                              (IN THOUSANDS)
PURCHASES:
Municipal short-term obligations ............    $  4,300
                                                 ========
MATURITIES OR SALES:
Municipal short-term obligations ............    $  5,255
                                                 ========

4. INCOME TAXES

At August 31, 2002, information on the tax basis of investment was as follows:

                                               NATIONAL BOND
                                                 PORTFOLIO
                                                (UNAUDITED)
                                              --------------
                                              (IN THOUSANDS)
Cost of investments for tax purposes ........    $156,432
                                                 ========
Gross tax unrealized appreciation ...........    $  6,722
Gross tax unrealized depreciation ...........    $   (777)
                                                 --------
Net tax unrealized appreciation on
   investments ..............................    $  5,945
                                                 ========
Capital loss carryforward, expires
   February 2008 ............................    $ (1,367)
                                                 ========

                                               MONEY MARKET
                                                PORTFOLIO
                                               (UNAUDITED)
                                              --------------
                                              (IN THOUSANDS)
Cost of investments for tax purposes ........    $ 10,700
                                                 ========

The National Bond Portfolio's net investment income and net realized gain
(loss)differ for financial statement and tax purposes primarily due to differing treatment of bond discounts, premiums and wash sales.


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18

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

                                                                 AUGUST 31, 2002
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY CONTRACT AND TRANSACTIONS
   WITH AFFILIATES

An advisory fee of $392,250 and $28,812 was paid or payable by the National Bond Portfolio and the Money Market Portfolio, respectively, to Value Line, Inc. (the "Adviser") for the six months ended August 31, 2002. This was computed at an annual rate of .50% of the average daily net assets of the portfolios of the Fund. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses of its organization and operation.

For the six months ended August 31, 2002, the Fund's expenses were reduced by $5,646 and $667 for the National Bond Portfolio and Money Market Portfolio, respectively, under a custody credit arrangement with the custodian.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $196,125 were paid or payable to the Distributor by the National Bond Portfolio under this Plan for the six months ended August 31,, 2002. Fees amounting to $14,406 payable to the Distributor by the Money Market Portfolio under this Plan for the six months ended August 31, 2002, were voluntarily waived by the Distributor.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

At August 31, 2002, the Adviser and/or affiliated companies owned 278,979 shares of the National Bond Portfolio common shares, representing 1.84% of the outstanding shares and 1,040 shares of the Money Market Portfolio representing ..01% of the outstanding shares. In addition, certain officers and directors of the Fund owned 109,446 shares of the National Bond Portfolio, representing .72% of the outstanding shares and 7,931 shares of the Money Market Portfolio, representing .07% of the outstanding shares.

During the six months ended August 31, 2002 the Adviser made a payment to the Fund's Money Market Portfolio of $10,000 to offset the effect on the Money Market Portfolio's net assets of certain losses realized in prior years.


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                                                                              19

THE VALUE LINE TAX EXEMPT FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                       SIX MONTHS                              NATIONAL BOND PORTFOLIO
                                          ENDED                          YEARS ENDED ON LAST DAY OF FEBRUARY,
                                     AUGUST 31, 2002   ----------------------------------------------------------------------
                                       (UNAUDITED)         2002           2001           2000           1999           1998
                                     ----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD ..........................   $  10.68         $  10.51       $   9.79       $  10.80       $  11.04       $  10.78
                                        -------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income .............       0.21             0.45           0.49           0.49           0.52           0.54
  Net gains or losses on
    securities (both realized
    and unrealized) .................       0.11             0.17           0.72          (0.95)          0.03           0.36
                                        -------------------------------------------------------------------------------------
  Total from investment
    operations ......................       0.32             0.62           1.21          (0.46)          0.55           0.90
                                        -------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income ...............      (0.21)           (0.45)         (0.49)         (0.49)         (0.52)         (0.54)
  Distributions from capital
    gains ...........................         --               --             --          (0.06)         (0.27)         (0.10)
                                        -------------------------------------------------------------------------------------
  Total distributions ...............      (0.21)           (0.45)         (0.49)         (0.55)         (0.79)         (0.64)
                                        -------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......   $  10.79         $  10.68       $  10.51       $   9.79       $  10.80       $  11.04
                                        =====================================================================================
TOTAL RETURN ........................       3.09%+           5.97%         12.68%         -4.30%          4.88%          8.56%
                                        =====================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) .....................   $164,066         $162,128       $158,139       $150,514       $182,017       $188,109
Ratio of expenses to average
 net assets .........................        .91%(2)*         .91%(2)        .82%(2)        .64%(2)        .63%(2)        .63%(1)
Ratio of net investment income
 to average net assets ..............       4.01%*           4.28%(3)       4.82%          4.77%          4.71%          4.98%
Portfolio turnover rate .............         56%              76%            94%           163%           192%           119%

(1) BEFORE OFFSET OF CUSTODY CREDITS.
(2) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN .90%*, .90%, .81%, .63% AND .62%, RESPECTIVELY, AS OF AUGUST 31, 2002,
    FEBRUARY 28, 2002, FEBRUARY 28, 2001, FEBRUARY 29, 2000 AND FEBRUARY 28,
    1999.
(3) AS REQUIRED, EFFECTIVE MARCH 1, 2001, THE TRUST HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING MARKET DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED FEBRUARY 28, 2002 ON NET INVESTMENT AND NET REALIZED AND UNREALIZED GAINS AND LOSSES WAS WAS LESS THAN $.01 PER SHARE. THE EFFECT OF THIS CHANGE WAS TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 4.22% TO 4.28%. PER SHARE AND RATIOS FOR THE YEAR PRIOR TO MARCH 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN ACCOUNTING POLICY.
 +  NOT ANNUALIZED
 *  ANNUALIZED

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
20

                                            THE VALUE LINE TAX EXEMPT FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                       SIX MONTHS                               MONEY MARKET PORTFOLIO
                                         ENDED                          YEARS ENDED ON LAST DAY OF FEBRUARY,
                                    AUGUST 31, 2002    -----------------------------------------------------------------------
                                      (UNAUDITED)         2002              2001            2000          1999          1998
                                    ------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
 OF PERIOD .........................   $  1.00           $  1.00          $  1.00          $  1.00       $  1.00       $  1.00
                                       ---------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income ............     0.002              0.01             0.03             0.02          0.02          0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income ..............    (0.002)            (0.01)           (0.03)           (0.02)        (0.02)        (0.03)
NET ASSET VALUE, END OF PERIOD .....   $  1.00           $  1.00          $  1.00          $  1.00       $  1.00       $  1.00
                                       =======================================================================================
TOTAL RETURN .......................       .20%+            1.12%            2.76%            2.38%         2.39%         2.65%
                                       =======================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands) ....................   $10,697           $11,693          $13,158          $13,456       $15,256       $16,858
Ratio of expenses to average
 net assets ........................      1.02%*(2)(3)      1.25%(2)(3)      1.33%(2)(3)      1.15%(2)      1.18%(2)      1.03%(1)
Ratio of net investment income
 to average net assets .............       .40%*            1.14%            2.73%            2.33%         2.38%         2.63%

(1) BEFORE OFFSET OF CUSTODY CREDITS.
(2) RATIO REFLECTS EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIO OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.01%*, 1.23%, 1.31%, 1.14%, AND 1.16%, RESPECTIVELY, AS OF AUGUST 31, 2002,
    FEBRUARY 28, 2002, FEBRUARY 28, 2001, FEBRUARY 29, 2000 AND FEBRUARY 28,
    1999.
(3) NET OF WAIVED SERVICE AND DISTRIBUTION PLAN FEE. HAD THE EXPENSES BEEN PAID BY THE MONEY MARKET THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.27%*, 1.50% AND 1.47% AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN .15%*, .89% AND 2.59%, RESPECTIVELY, AS OF AUGUST 31, 2002, FEBRUARY 28, 2002 AND FEBRUARY 28, 2001.
 +  NOT ANNUALIZED
 *  ANNUALIZED

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
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


THE VALUE LINE TAX EXEMPT FUND, INC.

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                                            THE VALUE LINE TAX EXEMPT FUND, INC.

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


THE VALUE LINE TAX EXEMPT FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995 -- VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

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24